Goodwill and Other Intangible Assets - Schedule of Carrying Amount and Accumulated Amortization of Acquired Intangible Assets Subject to Amortization (Detail) (USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,280,490	$ 1,280,490	$ 1,280,490
Accumulated Amortization	(606,458)	(537,622)	(432,172)
Net Carrying Amount	674,032	742,868	848,318
Backlog and other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	743,760	743,760	743,760
Accumulated Amortization	(504,304)	(456,604)	(376,455)
Net Carrying Amount	239,456	287,156	367,305
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	534,030	534,030	534,030
Accumulated Amortization	(99,454)	(78,318)	(53,017)
Net Carrying Amount	434,576	455,712	481,013
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,700	2,700	2,700
Accumulated Amortization	$ (2,700)	$ (2,700)	$ (2,700)